SUBSEQUENT EVENTS (Details) - Vimeo Inc. - USD ($) $ / shares in Units, shares in Millions			1 Months Ended		3 Months Ended		12 Months Ended
	Feb. 12, 2021	Nov. 10, 2020	Feb. 28, 2021	Jan. 31, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Revolving Credit Facility [Line Items]
Repayment of outstanding related party debt					$ 94,565,000	$ 0	$ 35,457,000
Cloud Computing Contract [Member]
Revolving Credit Facility [Line Items]
Contract term			2 years
Total commitment amount			$ 90,000,000
IAC
Revolving Credit Facility [Line Items]
Repayment of outstanding related party debt				$ 99,500,000
Payment of accrued interest				4,900,000
Revolving Credit Facility | Vimeo Credit Facility
Revolving Credit Facility [Line Items]
Maximum borrowing capacity	$ 100,000,000
Annual commitment fee (in basis points)					0.20%
Covenant term, minimum liquidity requirement					$ 50,000,000.0
Covenant term, leverage ratio (no more than)					5.5
Covenant term, leverage ratio limiting ability to pay dividends, make distributions, or repurchase stock (no more than)					4.0
Borrowings outstanding under the credit facility					$ 0
Sale of Equity Capital
Revolving Credit Facility [Line Items]
Proceeds raised from sale of equity capital		$ 150,000,000,000		300,000,000
Number of shares issued in sale of equity capital (in shares)		8.7
Price per share of stock issued in sale of equity capital (in dollars per share)		$ 17.33
Enterprise valuation of Vimeo		$ 2,750,000,000
Sale of Equity Capital, First Raise | Common Class A [Member]
Revolving Credit Facility [Line Items]
Proceeds raised from sale of equity capital				$ 200,000,000
Number of shares issued in sale of equity capital (in shares)				6.2
Price per share of stock issued in sale of equity capital (in dollars per share)				$ 32.41
Enterprise valuation of Vimeo				$ 5,200,000,000
Sale of Equity Capital, Second Raise | Common Class A [Member]
Revolving Credit Facility [Line Items]
Proceeds raised from sale of equity capital				$ 100,000,000
Number of shares issued in sale of equity capital (in shares)				2.8
Price per share of stock issued in sale of equity capital (in dollars per share)				$ 35.35
Enterprise valuation of Vimeo				$ 5,700,000,000
Subsequent Event [Member] | IAC
Revolving Credit Facility [Line Items]
Repayment of outstanding related party debt				99,500,000
Payment of accrued interest				$ 4,900,000
Subsequent Event [Member] | Vimeo Holdings
Revolving Credit Facility [Line Items]
Ownership percentage				88.00%
Subsequent Event [Member] | Revolving Credit Facility | Vimeo Credit Facility
Revolving Credit Facility [Line Items]
Credit facility term	5 years
Maximum borrowing capacity	$ 100,000,000
Annual commitment fee (in basis points)	20.00%
Covenant term, minimum liquidity requirement	$ 50,000,000
Covenant term, leverage ratio (no more than)	5.5
Covenant term, leverage ratio limiting ability to pay dividends, make distributions, or repurchase stock (no more than)	4.0
Borrowings outstanding under the credit facility	$ 0
Subsequent Event [Member] | Sale of Equity Capital
Revolving Credit Facility [Line Items]
Proceeds raised from sale of equity capital				$ 300,000,000
Subsequent Event [Member] | Sale of Equity Capital, First Raise | Common Class A [Member]
Revolving Credit Facility [Line Items]
Proceeds raised from sale of equity capital				$ 200,000,000
Number of shares issued in sale of equity capital (in shares)				6.2
Price per share of stock issued in sale of equity capital (in dollars per share)				$ 32.41
Enterprise valuation of Vimeo				$ 5,200,000,000
Subsequent Event [Member] | Sale of Equity Capital, Second Raise | Common Class A [Member]
Revolving Credit Facility [Line Items]
Proceeds raised from sale of equity capital				$ 100,000,000
Number of shares issued in sale of equity capital (in shares)				2.8
Price per share of stock issued in sale of equity capital (in dollars per share)				$ 35.35
Enterprise valuation of Vimeo				$ 5,700,000,000